Cover	Nov. 29, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 29, 2021
Entity File Number	001-4013901
Entity Registrant Name	Orion Acquisition Corp.
Entity Central Index Key	0001836129
Entity Tax Identification Number	85-4210897
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	767 5th Avenue
Entity Address, Address Line Two	44th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10153
City Area Code	(212)
Local Phone Number	583-8540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-fourth of one redeemable warrant
Trading Symbol	OHPAU
Security Exchange Name	NASDAQ
Class A common stock included as part of the units
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	OHPA
Security Exchange Name	NASDAQ
Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	OHPAW
Security Exchange Name	NASDAQ